Grand Prix Investors Trust

42125 Shadow Hills Dr.

Lancaster, CA 93536

January 11, 2013

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, D.C.  20549

Re:

Grand Prix Investors Trust

File Nos.

333-168095

811-22439

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced Fund effective December 28, 2012 do not differ from those filed in the Post-Effective Amendment No. 2, which was filed electronically December 28, 2012.

Sincerely,

/s/ John C. Foti

John C. Foti

Trustee, President (Principal Executive Officer) and Treasurer (Principal Financial Officer